RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Interest expense on debt	$ 20,333	$ 0
Fixed interest rate	8.00%